18. Employee Benefits and Private Pension Plan (Details 4) R$ in Thousands	12 Months Ended
Dec. 31, 2017 BRL (R$)
Discount rate
SummaryOfEmployeeBenefitsLineItems [Line Items]
Changes in assumption, decrease in liability	increase by 1.0 p.p
Decrease in liability	R$ 10,237
Change in assumptions, increase in liability	decrease by 1.0 p.p
Increase in liability	R$ 11,690
Wage growth rate
SummaryOfEmployeeBenefitsLineItems [Line Items]
Changes in assumption, decrease in liability	decrease by 1.0 p.p
Decrease in liability	R$ 2,807
Change in assumptions, increase in liability	increase by 1.0 p.p
Increase in liability	R$ 3,103
Medical services wage growth rate
SummaryOfEmployeeBenefitsLineItems [Line Items]
Changes in assumption, decrease in liability	decrease by 1.0 p.p
Decrease in liability	R$ 3,837
Change in assumptions, increase in liability	increase by 1.0 p.p
Increase in liability	R$ 4,413